Property and Equipment Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Property and Equipment Disclosure

NOTE 5 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following at:

	December 31,	December 31,
	2015	2014

Office furniture & equipment	$31,847	$32,895
Less: accumulated depreciation	(14,926)	(10,750)
Total fixed assets, net	$16,921	$22,145

During the years ended December 31, 2015 and December 31, 2014, the Company recorded depreciation expense of $5,225 and $5,225, respectively.